Acquisitions and divestitures - Mineracoes Brasileiras Reunidas (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Acquisitions and disposal of noncontrolling interest		$ 242	$ (1,007)	$ (229)
Mineracoes Brasileiras Reunidas S.A. (MBR)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.40%	100.00%	36.40%
Cash transferred	$ 812	$ 104	$ 812
Ownership interest in subsidiary (as a percent)	98.30%
Acquisitions and disposal of noncontrolling interest	$ 343